Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

Since inception the Company has entered into multiple agreements with Amunix which (i) with its affiliates, owns 10% of the Company’s preferred stock outstanding at December 31, 2013, and (ii) is represented on the Company’s Board of Directors. These agreements between the Company and Amunix include the following:

•	License Agreement effective December 29, 2008, as amended, (“License Agreement”), pursuant to which the Company has the right to develop three products, with the option to develop up to three additional products in exchange for certain additional financial considerations. Amunix granted the Company a worldwide, exclusive, revocable sub-licensable right and licensed its intellectual property for the Company to research, test and develop these products. The License Agreement obligates the Company to pay to Amunix certain future royalties related to these products. One of these products, and the option to develop one additional product, were sold to Diartis on December 30, 2010. The agreement was further amended at the close of the Company’s Series C preferred stock financing on January 7, 2013, to clarify the technology included in the License Agreement;

The Company will pay Amunix additional consideration, in either cash or the Company’s stock, for additional targets selected by the Company. The Company will also pay up to $30.0 million of milestone payments to Amunix, under certain circumstances;

•	Joint Research Agreement effective November 13, 2009, as amended and combined with the License Agreement, establishing the process by which new targets will be identified and subsequently developed by the parties. In particular, the respective ownership of new inventions by the parties under various scenarios is contemplated. Overall, during the term of this agreement, the Company agreed to assign to Amunix its rights to all joint patents, and all the Company’s patents that are directed to compositions, processes and methods of use or recombinant PEGylation (“rPEG”) technology and/or targets comprising rPEG;

•	Service Agreement (“Service Agreement”) effective December 29, 2008, as amended, setting forth the terms under which Amunix has agreed to make covered products and marketed products for the Company as contemplated by the Licensing Agreement. Under the Service Agreement, Amunix agreed to undertake and complete the research, development and other services related to the covered products and marketed products as are reasonably requested by the Company from time to time. The specific milestones, deliverables, specifications and other terms with respect to any particular services project are to be detailed in mutually agreeable statements of work, which the parties are to negotiate (reasonably and in good faith) and execute promptly after the Company’s request for services;

•	Office sublease effective September 15, 2009 which expired in November 2011 (Refer to Note 7);

•	Employee Cost Sharing Agreement, effective January 19, 2010, for the term of one year, whereby the Company makes certain employees available to Amunix to perform business development and finance services with respect to a Consulting Agreement. Amunix, Inc. will reimburse the Company a percentage of the employees’ salary and benefits. This Agreement expired on February 1, 2012.

The aggregate operating expenses included in the statements of operations and comprehensive loss pertaining to these agreements were approximately $74,000 and $0 for the years ended December 31, 2012 and 2013, respectively, and $7.4 million for the period from December 10, 2008 (date of inception) to December 31, 2013. There were no amounts receivable or payable at December 31, 2013 pertaining to these agreements.

Effective May 12, 2009, the Company entered into a consulting agreement with Mark de Boer, Ph.D. Mr. de Boer (i) is a partner with Index Ventures which owns 24% of the Company’s preferred stock outstanding at December 31, 2013, and (ii) had served as Chairman of the Company’s Board of Directors. The consulting fees were incurred in the ordinary course of business, and were zero for the year ended December 31, 2012 and $120,000 for the period from December 10, 2008 (date of inception) to December 31, 2013. The consulting agreement terminated on December 10, 2010 and Mr. de Boer left the Board of Directors on February 14, 2011. In May 2011, the Company declined to repurchase unvested option shares from Mr. de Boer, thereby accelerating the vesting of 10,185 shares of common stock. The Company recognized an additional $1,000 of stock compensation expense in 2011 related to this transaction.

The Company entered into a Services Agreement with Diartis dated February 14, 2011 for a term equal to the term of the Amunix License Agreement (see above). Under this agreement, the Company will provide certain administrative services to Diartis related to the management of its Phase 1a Human Clinical Trial for the treatment of certain metabolic diseases, as a clinical research organization.

In March 2013, the Company ended its relationship with Diartis and terminated the Services Agreement between the companies.

The aggregate operating expenses included in the statements of operations and comprehensive loss pertaining to these agreements were approximately $1.4 million and $0 for the years ended December 31, 2012 and 2013, respectively, and $3.9 million for the period from December 10, 2008 (inception) to December 31, 2013. At December 31, 2012, the Company had $84,000, in other receivable due from Diartis, and $0, in accounts payable to third parties related to the conduct of business for Diartis. There were no other receivables due from Diartis or accounts payable to third parties related to the conduct of business for Diartis at December 31, 2013.